Unaudited Interim Condensed Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Cash flows from operating activities:
Net income	$ 1,210,501	7,607,759	4,578,833
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and others	147,430	926,570	558,303
Fixed assets written off	2,104	13,222	864
Amortization of intangible assets	15,549	97,723	30,932
Deferred income tax, net	(13,365)	(83,996)	(53,395)
Share-based compensation	23,190	145,743	105,387
Provision for (reversal of) doubtful accounts	(117)	(733)	1,009
Investment income	(81,506)	(512,248)	(60,599)
Loss from equity method investments	27,449	172,511	171,614
Gain on disposal of a subsidiary	(2,425)	(15,238)
Other noncash expenses	1,557	9,772	2,389
Changes in assets and liabilities net of effects of acquisition:
Restricted cash	9,664	60,735	(139,399)
Accounts receivable	(63,043)	(396,210)	(332,396)
Other assets	12,480	78,432	(890,231)
Amounts due from related parties	(46,222)	(290,496)	(163,229)
Customer advances and deposits	53,540	336,486	268,979
Accounts payable and accrued liabilities	81,510	512,273	606,966
Amounts due to related parties	53,309	335,038	55,913
Deferred revenue	(3,775)	(23,723)	54,290
Deferred income	33,846	212,716	24,799
Net cash generated from operating activities	1,461,676	9,186,336	4,821,029
Cash flows from investing activities:
Acquisition of fixed assets	(242,562)	(1,524,453)	(1,260,307)
Disposal of fixed assets	946	5,947
Acquisition of business	(15,348)	(96,459)	(1,896,443)
Acquisition of intangible assets	(7,272)	(45,702)	(425,386)
Capitalization of software costs	(3,479)	(21,865)	(29,726)
Purchase of short-term investments	(3,854,309)	(24,223,562)	(5,633,149)
Disposal and maturity of short-term investments	2,558,272	16,078,227	523,001
Purchase of long-term investments	(83,535)	(525,000)	(336,155)
Proceeds from disposal of long-term investments			12,047
Cash distribution of long-term investments	352	2,210
Payments to fund long-term loans to a related party	(48,136)	(302,524)
Payments to acquire a subsidiary's shares from noncontrolling interests	(162)	(1,021)
Acquisition of long-term prepaid computer parts	(4,157)	(26,125)	(95,351)
Net cash used in investing activities	(1,699,390)	(10,680,327)	(9,141,469)
Cash flows from financing activities:
Proceeds from issuance of a subsidiary's shares	15,985	100,460	1,020
Proceeds from short-term loans			130,966
Repayment of short-term loans	(20,029)	(125,878)
Proceeds from long-term loans			2,261,891
Repayment of long-term loans	(8,688)	(54,600)
Payment of capital lease obligation	(2,270)	(14,266)
Proceeds from exercise of share options	6,256	39,320	20,562
Net cash generated from (used in) financing activities	(8,746)	(54,964)	2,414,439
Effect of exchange rate changes on cash and cash equivalents	(695)	(4,367)	(7,409)
Net decrease in cash and cash equivalents	(247,155)	(1,553,322)	(1,913,410)
Cash and cash equivalents at beginning of the period	656,740	4,127,482	7,781,976
Cash and cash equivalents at end of the period	$ 409,585	2,574,160	5,868,566